SHARE CAPITAL	12 Months Ended
Dec. 31, 2015
SHARE CAPITAL
SHARE CAPITAL

21.SHARE CAPITAL

The authorized share capital of the Company consists of an unlimited number of common shares with no par value and an unlimited number of preference shares.

COMMON SHARES

	2015		2014		2013
December 31,	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
(millions of Canadian dollars; number of common shares in millions)
Balance at beginning of year	852	6,669	831	5,744	805	4,732
Common shares issued1	-	-	9	446	13	582
Dividend Reinvestment and Share
Purchase Plan (DRIP)	12	646	9	428	8	361
Shares issued on exercise of stock options	4	76	3	51	5	69
Balance at end of year	868	7,391	852	6,669	831	5,744
1	Gross proceeds - nil (2014 - $460 million; 2013 - $600 million); net issuance costs - nil (2014 - $14 million; 2013 - $18 million).

PREFERENCE SHARES

	2015		2014		2013
December 31,	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
(millions of Canadian dollars; number of preference shares in millions)
Preference Shares, Series A	5	125	5	125	5	125
Preference Shares, Series B	20	500	20	500	20	500
Preference Shares, Series D	18	450	18	450	18	450
Preference Shares, Series F	20	500	20	500	20	500
Preference Shares, Series H	14	350	14	350	14	350
Preference Shares, Series J	8	199	8	199	8	199
Preference Shares, Series L	16	411	16	411	16	411
Preference Shares, Series N	18	450	18	450	18	450
Preference Shares, Series P	16	400	16	400	16	400
Preference Shares, Series R	16	400	16	400	16	400
Preference Shares, Series 1	16	411	16	411	16	411
Preference Shares, Series 3	24	600	24	600	24	600
Preference Shares, Series 5	8	206	8	206	8	206
Preference Shares, Series 7	10	250	10	250	10	250
Preference Shares, Series 9	11	275	11	275	-	-
Preference Shares, Series 11	20	500	20	500	-	-
Preference Shares, Series 13	14	350	14	350	-	-
Preference Shares, Series 15	11	275	11	275	-	-
Issuance costs		(137)		(137)		(111)
Balance at end of period		6,515		6,515		5,141

Characteristics of the preference shares are as follows:

	Initial Yield	Dividend1	Per Share Base Redemption Value2	Redemption and Conversion Option Date	2,3	Right to Convert Into	3,4
(Canadian dollars unless otherwise stated)
Preference Shares, Series A	5.5%	$ 1.375	$ 25	-		-
Preference Shares, Series B	4.0%	$ 1.000	$ 25	June 1, 2017		Series C
Preference Shares, Series D	4.0%	$ 1.000	$ 25	March 1, 2018		Series E
Preference Shares, Series F	4.0%	$ 1.000	$ 25	June 1, 2018		Series G
Preference Shares, Series H	4.0%	$ 1.000	$ 25	September 1, 2018		Series I
Preference Shares, Series J	4.0%	US$1.000	US$25	June 1, 2017		Series K
Preference Shares, Series L	4.0%	US$1.000	US$25	September 1, 2017		Series M
Preference Shares, Series N	4.0%	$ 1.000	$ 25	December 1, 2018		Series O
Preference Shares, Series P	4.0%	$ 1.000	$ 25	March 1, 2019		Series Q
Preference Shares, Series R	4.0%	$ 1.000	$ 25	June 1, 2019		Series S
Preference Shares, Series 1	4.0%	US$1.000	US$25	June 1, 2018		Series 2
Preference Shares, Series 3	4.0%	$ 1.000	$ 25	September 1, 2019		Series 4
Preference Shares, Series 5	4.4%	US$1.100	US$25	March 1, 2019		Series 6
Preference Shares, Series 7	4.4%	$ 1.100	$ 25	March 1, 2019		Series 8
Preference Shares, Series 9	4.4%	$ 1.100	$ 25	December 1, 2019		Series 10
Preference Shares, Series 11	4.4%	$ 1.100	$ 25	March 1, 2020		Series 12
Preference Shares, Series 13	4.4%	$ 1.100	$ 25	June 1, 2020		Series 14
Preference Shares, Series 15	4.4%	$ 1.100	$ 25	September 1, 2020		Series 16
1	The holder is entitled to receive a fixed, cumulative, quarterly preferential dividend per year, as declared by the Board of Directors of the Company.
2

Preference Shares, Series A may be redeemed any time at the Company’s option. For all other series of Preference Shares, the Company, may at its option, redeem all or a portion of the outstanding Preference Shares for the Base Redemption Value per share plus all accrued and unpaid dividends on the Redemption Option Date and on every fifth anniversary thereafter.

3

The holder will have the right, subject to certain conditions, to convert their shares into Cumulative Redeemable Preference Shares of a specified series on a one-for-one basis on the Conversion Option Date and every fifth anniversary thereafter at an ascribed issue price equal to the Base Redemption Value.

4

Holders will be entitled to receive quarterly floating rate cumulative dividends per share at a rate equal to: $25 x (number of days in quarter/365) x (90-day Government of Canada treasury bill rate + 2.4% (Series C), 2.4% (Series E), 2.5% (Series G), 2.1% (Series I), 2.7% (Series O), 2.5% (Series Q), 2.5% (Series S), 2.4% (Series 4), 2.6% (Series 8), 2.7% (Series 10), 2.6% (Series 12), 2.7% (Series 14) or 2.7% (Series 16); or US$25 x (number of days in quarter/365) x (three-month United States Government treasury bill rate + 3.1% (Series K), 3.2% (Series M), 3.1% (Series 2) or 2.8% (Series 6)).

EARNINGS PER COMMON SHARE

Earnings per common share is calculated by dividing earnings attributable to common shareholders by the weighted average number of common shares outstanding. The weighted average number of common shares outstanding has been reduced by the Company’s pro-rata weighted average interest in its own common shares of 12 million (2014 - 12 million; 2013 - 15 million) resulting from the Company’s reciprocal investment in Noverco.

The treasury stock method is used to determine the dilutive impact of stock options. This method assumes any proceeds from the exercise of stock options would be used to purchase common shares at the average market price during the period.

December 31,	2015	2014	2013
(number of common shares in millions)
Weighted average shares outstanding	847	829	806
Effect of dilutive options	11	11	11
Diluted weighted average shares outstanding	858	840	817

For the year ended December 31, 2015, 7,960,028 anti-dilutive stock options (2014 - 6,058,580; 2013 - 6,327,500) with a weighted average exercise price of $55.81 (2014 - $48.78; 2013 - $44.85) were excluded from the diluted earnings per common share calculation.

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

Under the DRIP, registered shareholders may reinvest dividends in common shares of the Company and make additional optional cash payments to purchase common shares, free of brokerage or other charges. Participants in the Company’s DRIP receive a 2% discount on the purchase of common shares with reinvested dividends.

SHAREHOLDER RIGHTS PLAN

The Shareholder Rights Plan is designed to encourage the fair treatment of shareholders in connection with any takeover offer for the Company. Rights issued under the plan become exercisable when a person and any related parties acquires or announces its intention to acquire 20% or more of the Company’s outstanding common shares without complying with certain provisions set out in the plan or without approval of the Company’s Board of Directors. Should such an acquisition occur, each rights holder, other than the acquiring person and related parties, will have the right to purchase common shares of the Company at a 50% discount to the market price at that time.